Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO($)(1)	Compensation Actually Paid to PEO($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers($)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return($)	Net Income/(Loss) ($)
2025	$808,431	$723,164	$679,233	$564,719	$11.73	$(8,197,439)
2024	$899,695	$953,144	$895,556	$770,636	$16.70	$(20,718,957)
2023	$1,333,401	$729,761	$994,690	$734,380	$20.37	$(29,246,760)

(1)	For years 2025, 2024 and 2023, Dr. Phillip P. Chan has been our Principal Executive Officer. The averages for year 2025 for our Non-PEO Named Executive Officers consist of our President and Chief Operating Officer (Vincent J. Capponi), our Chief Financial Officer (Peter J. Mariani), and our Chief Medical Officer (Efthymios, N. Deliargyris). The averages for 2024 for our Non-PEO Named Executive Officers consists of Vincent J. Capponi, our Chief Financial Officer (Kathleen P. Bloch from January 1, 2024 to August 13, 2024 and Peter J. Mariani from August 14, 2024 to December 31, 2024), and Efthymios, N. Deliargyris. The averages for 2023 for our Non-PEO Named Executive Officers consists of Vincent J. Capponi, Kathleen P. Bloch, and Efthymios, N. Deliargyris.

(2)	Adjustment to Compensation Actually Paid to PEO include deduction of “stock awards” and “options awards” for the year, which include a) add award granted in the year that remain outstanding and unvested at fair value as of end of the year, b) add award granted in the year that vested in the same year at fair value as of the vesting date, c) add or subtract (if negative) any award granted before the year and remain outstanding and unvested as of year-end at fair value, d) add or subtract (if negative) any award granted before the year but vested during the year at fair value as of the vesting date, e) subtract any award vested and forfeited at fair value as of end of the prior year, f) add unvested award on which dividends or other earnings were paid during the year not otherwise included in summary total compensation column.

(3)	Adjustment to Average Compensation Actually Paid to Non-PEO Named Executive Officers.
	Adjustment to Determine Compensation “Actually Paid” to PEO
	2025	2024	2023
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(105,600)	(91,680)	(307,110)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(100,862)	(169,888)	(374,514)
Increase for Fair Value of Awards Granted During the Year that Remain Unvested as of Year-end	27,428	144,361	188,015
Increase for Fair Value of Awards Granted During the Year that Vested During the Year	-	-	-
Increase/(Decrease) for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	(32,639)	(58,377)	(341,105)
Increase/(Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested During the Year	126,406	229,032	231,073
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	-	-	-
Increase based on Dividends or Other Earnings Paid during year Prior to Vesting Date of Award	-	-	-
Total Adjustments	(85,267)	53,448	(603,641)
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(76,867)	(122,274)	(180,313)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(72,984)	(244,350)	(242,195)
Increase/(Decrease) for Fair Value of Awards Granted During the Year that Remain Unvested as of Year-end	19,724	188,731	130,704
Increase for Fair Value of Awards Granted During the Year that Vested During the Year	-	-	20,886
Increase/(Decrease) for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	(53,424)	(106,288)	(164,467)
Increase/(Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested During the Year	69,037	159,261	175,076
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	-	-	-
Increase based on Dividends or Other Earnings Paid during year Prior to Vesting Date of Award	-	-	-
Total Adjustments	(114,514)	(124,920)	(260,310)

Named Executive Officers, Footnote
(1)	For years 2025, 2024 and 2023, Dr. Phillip P. Chan has been our Principal Executive Officer. The averages for year 2025 for our Non-PEO Named Executive Officers consist of our President and Chief Operating Officer (Vincent J. Capponi), our Chief Financial Officer (Peter J. Mariani), and our Chief Medical Officer (Efthymios, N. Deliargyris). The averages for 2024 for our Non-PEO Named Executive Officers consists of Vincent J. Capponi, our Chief Financial Officer (Kathleen P. Bloch from January 1, 2024 to August 13, 2024 and Peter J. Mariani from August 14, 2024 to December 31, 2024), and Efthymios, N. Deliargyris. The averages for 2023 for our Non-PEO Named Executive Officers consists of Vincent J. Capponi, Kathleen P. Bloch, and Efthymios, N. Deliargyris.

PEO Total Compensation Amount	$ 808,431	$ 899,695	$ 1,333,401
PEO Actually Paid Compensation Amount	$ 723,164	953,144	729,761
Adjustment To PEO Compensation, Footnote
(2)	Adjustment to Compensation Actually Paid to PEO include deduction of “stock awards” and “options awards” for the year, which include a) add award granted in the year that remain outstanding and unvested at fair value as of end of the year, b) add award granted in the year that vested in the same year at fair value as of the vesting date, c) add or subtract (if negative) any award granted before the year and remain outstanding and unvested as of year-end at fair value, d) add or subtract (if negative) any award granted before the year but vested during the year at fair value as of the vesting date, e) subtract any award vested and forfeited at fair value as of end of the prior year, f) add unvested award on which dividends or other earnings were paid during the year not otherwise included in summary total compensation column.
(3)	Adjustment to Average Compensation Actually Paid to Non-PEO Named Executive Officers.
	Adjustment to Determine Compensation “Actually Paid” to PEO
	2025	2024	2023
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(105,600)	(91,680)	(307,110)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(100,862)	(169,888)	(374,514)
Increase for Fair Value of Awards Granted During the Year that Remain Unvested as of Year-end	27,428	144,361	188,015
Increase for Fair Value of Awards Granted During the Year that Vested During the Year	-	-	-
Increase/(Decrease) for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	(32,639)	(58,377)	(341,105)
Increase/(Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested During the Year	126,406	229,032	231,073
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	-	-	-
Increase based on Dividends or Other Earnings Paid during year Prior to Vesting Date of Award	-	-	-
Total Adjustments	(85,267)	53,448	(603,641)
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(76,867)	(122,274)	(180,313)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(72,984)	(244,350)	(242,195)
Increase/(Decrease) for Fair Value of Awards Granted During the Year that Remain Unvested as of Year-end	19,724	188,731	130,704
Increase for Fair Value of Awards Granted During the Year that Vested During the Year	-	-	20,886
Increase/(Decrease) for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	(53,424)	(106,288)	(164,467)
Increase/(Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested During the Year	69,037	159,261	175,076
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	-	-	-
Increase based on Dividends or Other Earnings Paid during year Prior to Vesting Date of Award	-	-	-
Total Adjustments	(114,514)	(124,920)	(260,310)

Non-PEO NEO Average Total Compensation Amount	$ 679,233	895,556	994,690
Non-PEO NEO Average Compensation Actually Paid Amount	$ 564,719	770,636	734,380
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Adjustment to Compensation Actually Paid to PEO include deduction of “stock awards” and “options awards” for the year, which include a) add award granted in the year that remain outstanding and unvested at fair value as of end of the year, b) add award granted in the year that vested in the same year at fair value as of the vesting date, c) add or subtract (if negative) any award granted before the year and remain outstanding and unvested as of year-end at fair value, d) add or subtract (if negative) any award granted before the year but vested during the year at fair value as of the vesting date, e) subtract any award vested and forfeited at fair value as of end of the prior year, f) add unvested award on which dividends or other earnings were paid during the year not otherwise included in summary total compensation column.
(3)	Adjustment to Average Compensation Actually Paid to Non-PEO Named Executive Officers.
	Adjustment to Determine Compensation “Actually Paid” to PEO
	2025	2024	2023
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(105,600)	(91,680)	(307,110)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(100,862)	(169,888)	(374,514)
Increase for Fair Value of Awards Granted During the Year that Remain Unvested as of Year-end	27,428	144,361	188,015
Increase for Fair Value of Awards Granted During the Year that Vested During the Year	-	-	-
Increase/(Decrease) for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	(32,639)	(58,377)	(341,105)
Increase/(Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested During the Year	126,406	229,032	231,073
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	-	-	-
Increase based on Dividends or Other Earnings Paid during year Prior to Vesting Date of Award	-	-	-
Total Adjustments	(85,267)	53,448	(603,641)
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(76,867)	(122,274)	(180,313)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(72,984)	(244,350)	(242,195)
Increase/(Decrease) for Fair Value of Awards Granted During the Year that Remain Unvested as of Year-end	19,724	188,731	130,704
Increase for Fair Value of Awards Granted During the Year that Vested During the Year	-	-	20,886
Increase/(Decrease) for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	(53,424)	(106,288)	(164,467)
Increase/(Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested During the Year	69,037	159,261	175,076
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	-	-	-
Increase based on Dividends or Other Earnings Paid during year Prior to Vesting Date of Award	-	-	-
Total Adjustments	(114,514)	(124,920)	(260,310)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 11.73	16.7	20.37
Net Income (Loss)	$ (8,197,439)	(20,718,957)	(29,246,760)
PEO Name	Dr. Phillip P. Chan
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (85,267)	53,448	(603,641)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,428	144,361	188,015
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,639)	(58,377)	(341,105)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,406	229,032	231,073
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stock Awards Value In Compensation Table For The Applicable Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,600)	(91,680)	(307,110)
PEO | Option Awards Value In Compensation Table For The Applicable Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,862)	(169,888)	(374,514)
PEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,514)	(124,920)	(260,310)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,724	188,731	130,704
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,424)	(106,288)	(164,467)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,886
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,037	159,261	175,076
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Stock Awards Value In Compensation Table For The Applicable Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,867)	(122,274)	(180,313)
Non-PEO NEO | Option Awards Value In Compensation Table For The Applicable Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,984)	(244,350)	(242,195)
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount